UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2010

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Shapiro Capital Management LLC
Address:    3060 Peachtree Road, NW Suite 1555
            Atlanta GA 30306

Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:       MICHAEL MCCARTHY
Title:      PRINCIPAL
Phone:      404-842-9600

Signature, Place, and Date of Signing:

[Signature]                   [City, State]                       [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary: Shapiro Capital Management LLC 03/31/2010

Number of Other Included Managers:              0
                                                --------------
Form 13F Information Table Entry Total:         44
                                                --------------
Form 13F Information Table Value Total          $2,186,083,007
                                                --------------

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                    FORM 13F
PAGE 1 OF 2                                                           31-Mar-10
NAME OF REPORTING MANAGER: SHAPIRO CAPITAL MANAGEMENT COMPANY, INC

           ITEM 1:           ITEM 2:     ITEM 3:         ITEM 4:    ITEM 5:       ITEM 6           ITEM 7           ITEM 8
                                                                                 Investment          Man-
                                                       Fair       Shares of      Discretion  (c)   ager's  Voting Authority (shares)
                             Title of     CUSIP       Market      Principal (a)  (b) Shared Shared   See       (a)       (b)     (c)
Name of Issuer                Class       Number      Value         Amount  Sole As defined Other  Instr V     Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Live Nation
  Entertainment, Inc.            Common 538034109   $125,343,365  8,644,370  x                              7,524,321  1,120,049
Constellation Brands
  Inc. - A                  Cl A Common 21036p108   $124,030,265  7,544,420  x                              6,527,820  1,016,600
PetSmart Inc.                    Common 716768106   $122,295,611  3,826,521  x                              3,308,924    517,597
BJ's Wholesale Club, Inc         Common 05548j106   $121,393,412  3,281,790  x                              2,828,390    453,400
Tidewater Inc.                   Common 886423102   $109,410,906  2,314,595  x                              1,991,055    323,540
NV Energy, Inc.                  Common 67073Y106   $107,144,788  8,689,764  x                              7,444,214  1,245,550
International Flavors
  & Fragrances                   Common 459506101   $103,784,502  2,177,145  x                              1,857,195    319,950
Zebra Technologies Cp
  Class A                   Cl A Common 989207105    $96,901,431  3,273,697  x                              2,791,872    481,825
Checkpoint Systems Inc           Common 162825103    $94,458,129  4,270,259  x                              3,607,648    662,611
Nalco Holding Co                 Common 62985Q101    $94,048,613  3,865,541  x                              3,350,671    514,870
Cabot Microelectronics
  Com                            Common 12709p103    $91,356,840  2,414,931  x                              2,041,385    373,546
Brinker International, Inc.      Common 109641100    $88,780,544  4,604,800  x                              3,963,800    641,000
Cooper Companies, Inc.           Common 216648402    $83,228,511  2,140,651  x                              1,854,057    286,594
Hanesbrands, Inc.                Common 410345102    $78,897,715  2,836,007  x                              2,459,027    376,980
US Cellular Corp                 Common 911684108    $70,968,562  1,715,045  x                              1,415,989    299,056
Corn Products
  International Inc.             Common 219023108    $69,864,855  2,015,720  x                              1,731,320    284,400
John Bean Technologies
  Corp.                          Common 477839104    $58,071,204  3,310,787  x                              2,816,655    494,132
KAR Auction Services             Common 48238T109    $52,372,325  3,477,578  x                              2,841,078    636,500
Kansas City Southern             Common 485170302    $49,538,794  1,369,610  x                              1,185,910    183,700
General Electric Com             Common 369604103    $49,324,659  2,710,146  x                              2,652,196     57,950
Accuray Inc.                     Common 004397105    $45,243,486  7,453,622  x                              6,387,250  1,066,372
Haynes International Inc.        Common 420877201    $45,225,888  1,272,893  x                              1,047,693    225,200
Western Union Co                 Common 959802109    $44,554,615  2,627,041  x                              2,592,041     35,000
Tyco Electronics LTD             Common h8912p106    $40,090,984  1,458,915  x                              1,429,415     29,500

       SUBTOTAL PAGE 1                            $1,966,330,003 87,295,848                                75,649,926 11,645,922

           ITEM 1:           ITEM 2:     ITEM 3:         ITEM 4:    ITEM 5:       ITEM 6           ITEM 7           ITEM 8
                                                                                 Investment          Man-
                                                       Fair       Shares of      Discretion  (c)   ager's  Voting Authority (shares)
                             Title of     CUSIP       Market      Principal (a)  (b) Shared Shared   See       (a)       (b)     (c)
Name of Issuer                Class       Number      Value         Amount  Sole As defined Other  Instr V     Sole     Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd           Common h89128104    $39,460,651  1,031,651  x                              1,011,501     20,150
Cal Dive International Inc.      Common 12802t101    $34,440,892  4,698,621  x                              4,011,072    687,549
OGE Energy Corp                  Common 670837103    $33,923,983    871,186  x                                742,486    128,700
Time Warner Cable-A         Cl A Common 88732J207    $25,322,784    475,010  x                                463,179     11,831
California Pizza
  Kitchen Inc                    Common 13054d109    $23,534,879  1,401,720  x                              1,197,470    204,250
Time Warner Inc. New             Common 887317303    $21,820,568    697,812  x                                677,583     20,229
Ishares Russell 2000                ETF 464287655    $17,070,849    251,775  x                                251,775          0
American Express Co              Common 025816109     $7,464,140    180,905  x                                175,055      5,850
Spdr Trust Series 1                 ETF 78462F103     $6,478,524     55,372  x                                 55,022        350
Ishares Trust Russell 2000
  Value Index Fun                   ETF 464287630     $5,810,078     91,010  x                                 53,510     37,500
Encore Energy Partners
  LP Com Unit                    Common 29257A106       $910,718     45,650  x                                 44,900        750
Barrick Gold Corp                Common 067901108       $862,650     22,500  x                                 22,500          0
Post Properties 7.625%        Preferred 737464305       $628,800     26,200  x                                 20,700      5,500
Cincinnati Bell 6.75%
  Series B                    Preferred 171871403       $505,050     13,000  x                                 10,500      2,500
Bank Of America Corp             Common 060505104       $321,300     18,000  x                                 18,000          0
Portland General
  Electric Co.                   Common 736508847       $287,236     14,875  x                                 11,025      3,850
E I Dupont                       Common 263534109       $279,343      7,501  x                                  7,501          0
FPL Group Inc.                          302571960       $218,440      4,300  x                                      0      4,300
Telephone And
  Data Systems                Preferred 879433878       $208,320      8,400  x                                      0      8,400
Post Properties 8.50%         Preferred 737464206       $203,800      4,000  x                                      0      4,000

       SUBTOTAL PAGE 2                              $219,753,004  9,919,488                                 8,773,779  1,145,709
         GRAND TOTAL                              $2,186,083,007 97,215,336                               $84,423,705 12,791,631